Loans and borrowings - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jun. 10, 2025	Jun. 30, 2025	Dec. 31, 2024
Convertible notes
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Notional amount	$ 1,500
Convertible notes, initial conversion price (in USD per share)	$ 6.55
Covenant, total number of trading days of share sale price stability upon redemption		30 days
Transaction costs	$ 22
Convertible notes | Minimum
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Share sale price, as a percentage in relation to conversion price		130.00%
Covenant, number of trading days of share sale price stability upon redemption		20 days
Motor vehicles held for leasing
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment, pledged as security		$ 426	$ 360